Taxation - Changes to Uncertain Tax Positions, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the period	$ 82	$ 89	$ 132
Increases as a result of positions taken in prior periods	2	1	8
Increases as a result of positions taken during the current period	2	0	29
Decreases as a result of positions taken in prior periods	(1)	(4)	(34)
Decreases due to settlements	(1)	(1)	(46)
Decreases as a result of a lapse of the applicable statute of limitations	(1)	(3)	0
Balance at the end of the period	$ 83	$ 82	$ 89